Expense Example {- Index 500 Portfolio} - 02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-11 - Index 500 Portfolio	Apr. 30, 2022 USD ($)
VIP Index 500 Portfolio-Initial VIP
Expense Example:
1 year	$ 10
3 years	32
5 years	56
10 years	128
VIP Index 500 Portfolio-Service VIP
Expense Example:
1 year	20
3 years	64
5 years	113
10 years	255
VIP Index 500 Portfolio-Service 2 VIP
Expense Example:
1 year	36
3 years	113
5 years	197
10 years	$ 443